ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

NOTE 16 — ORDINARY SHARES

The Company was incorporated as a private company under the laws of Cayman Island on June 16, 2023, as a direct wholly owned subsidiary of Betters Medical Investment Holdings Limited. As of December 31, 2024 and 2023, there were both 500,000,000 ordinary shares authorized, 35,728,625 shares of ordinary shares issued and 25,555,096 shares outstanding, respectively. Shares authorized, issued and outstanding for all periods reflect the retrospective adjustment for Reverse Recapitalization (Note 3).